CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 926,431	$ 338,648	$ 658,625
Trade receivables (Notes 6, 8A and 19)	7,646	8,148
Non-current loans receivable (Note 8B)	12,039	10,108
Lease obligations (Note 13)	139,226	161,548
Long-term debt (Note 14)	1,142,956	1,843,086
Total equity	20,832,900	19,422,915	$ 16,241,345
Credit risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	926,431	338,648
Trade receivables (Notes 6, 8A and 19)	7,646	8,148
Fair value of derivative financial instruments (Notes 6 and 21)	1,348	50,786
Short-term investments (Note 8A)	7,306	10,199
Non-current loans receivable (Note 8B)	12,039	10,108
Total	954,770	417,889
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations (Note 13)	139,226	161,548
Long-term debt (Note 14)	1,142,956	1,843,086
Total equity	20,832,900	19,422,915
Total	$ 22,115,082	$ 21,427,549